SHARE CAPITAL - Disclosure of deferred share units (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deferred share units outstanding, beginning of year	1,044,204	1,044,204
Deferred share units outstanding, weighted average grant price, beginning of year	$ 3.19	$ 3.19
Deferred share units outstanding, end of year	1,044,204	1,044,204
Deferred share units outstanding, weighted average grant price, end of year	$ 3.19	$ 3.19
Deferred Share Units redeemable at Director's retirement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deferred share units outstanding, beginning of year	330,078	104,596
Deferred share units, granted	234,763	225,482
Deferred share units outstanding, end of year	564,841	330,078